Analysis of Assets and Liabilities by Financial Instrument Classification	12 Months Ended
Feb. 28, 2022
Disclosure of offsetting of financial assets and financial liabilities [text block] [Abstract]
ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

32. ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

The following table shows the carrying amounts and classification of financial assets and financial liabilities. The carrying amounts approximate their fair values.

		As of February 28
Figures in Rand thousands	Notes	2022	2021

Financial assets (at amortized cost)
Loans to related party	12	19,400	19,400
Trade and other receivables (excludes prepayments and other taxes)	11	304,561	269,593
Cash and cash equivalents	13	731,748	104,937
Other financial asset		–	882,420
		1,055,709	1,276,350

Financial assets (at fair value)
Other financial assets	14	16,664	–

Financial liabilities (other financial liabilities)
Loans from related parties	12	2,134	891,977
Trade and other payables (excludes other taxes)	19	250,970	235,510
Term loans	16	89,350	15,930
Deferred revenue	18	326,404	246,765
Bank overdraft	13	13,722	28,839
		682,580	1,419,021